Forward Share Purchase Liability (“Fsp Liability”) (Tables)	12 Months Ended
Dec. 31, 2023
Forward Share Purchase Liability (“Fsp Liability”) [Abstract]
Schedule of Level 3 Fair Value Measurement of the FSP Liability	The following table present the quantitative information regarding Level 3 fair value measurement of the FSP liability:
As of December 31, 2022
Input
Share price	$1.54
Risk-free interest rate	4.16%
Volatility	52.19%
Exercise price	$12.34
Term	0.61 years